Finance costs and finance income - Unobservable valuation inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance costs and finance income
Annual average of future sales of mineral	$ 400,476	$ 275,865
Useful life of mining properties	15 years	14 years
Pre-tax Discount rate (%)	12.41%	12.73%